Securities Transactions	12 Months Ended
Dec. 31, 2020
Securities Transactions.
Securities Transactions

Note C

Securities Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term securities, and brokerage commissions on these transactions during the year ended December 31, 2020, were as follows:

		Brokerage
Purchases(1)	Sales(1)	Commissions
$10,077,968	$302,797,118	$181,145
(1)

Includes the cost of brokerage commissions we paid for purchases and sales of securities of $2,039  and $179,106 respectively. These amounts are recorded as the cost of security for purchases and reduced from net proceeds while recording sales.